NOTES PAYABLE - BANKS	12 Months Ended
Dec. 31, 2020
Notes Payable to Bank [Abstract]
NOTES PAYABLE - BANKS
NOTE 10 – NOTES PAYABLE – BANKS

United States of America

The Company’s U.S. subsidiary is a party to a credit facility with a commercial lender, which provides a maximum borrowing capacity up to $10,000, subject to a borrowing base limitation. The borrowing base limitation was equivalent to: (i) 85% of eligible accounts receivable, as defined, plus (ii) 80% of eligible unbilled receivables, as defined, plus (iii) 95% of a $500 standby letter of credit that was provided to the lender by an entity related to the main Shareholder. Borrowings under the credit facility are secured by the U.S. subsidiary’s accounts receivable, unbilled receivables, equipment, cash and the $500 letter of credit that was provided to the lender by the Company.

As of December 31, 2020, and 2019, the Company had approximately $0 and $6,475, respectively, outstanding under the line of credit arrangement. As of December 31, 2020 and 2019, the Company had $4,144 and $3,525, respectively, in unused borrowing capacity under the line of credit facility.

Borrowings made under the credit facility bear interest, which is payable monthly, at LIBOR plus 3% per annum (3.14% as of December 31, 2020).

The Company’s weighted average interest rate in the United States of America during the years ended December 31, 2020, 2019 and 2018 is 4.42%, 5.44% and 6.0% respectively. The Company is required to maintain a minimum fixed charge coverage ratio. The credit facility expires in October 2021.

Europe

The Company has a credit arrangement with a commercial bank, to provide it with up to €12,000 ($14,742 as of December 31, 2020) in borrowings which was renewed in May 2020 through March 2021. Borrowings under the line of credit bear interest at one-month EURIBOR plus 4.8% with a minimum of 4.8% per annum. The Company is also subject to unused line fee of 0.75% per annum, which is payable quarterly. The line of credit is secured by accounts receivable of ten of the Company’s European subsidiaries, tangible fixed assets and a bank guarantee of €2,000 ($2,457 as of December 31, 2020) provided by the parent company, ICTS International N.V. The line of credit cannot exceed 70% of the borrowing base. The line of credit includes certain financial covenants.

As of December 31, 2020 and 2019, the Company had €6,432 and €11,872 ($7,902 and $13,313 as of December 31, 2020 and 2019), respectively, in outstanding borrowings under the line of credit arrangement.

In addition to the line of credit arrangement, a guarantee facility of €2,500 ($3,071 as of December 31, 2020) is provided to the Company by the same commercial bank, which was also renewed until March 2021, with an interest of 2.5% per annum and an unused line fee of 0.75% per annum which is payable quarterly. As of December 31, 2020 and 2019, the Company had €973 and €2,316 ($1,195 and $2,596 as of December 31, 2020 and 2019), respectively, of outstanding guarantees under the guarantee facility, which related to leases and performance guarantees for contracts.

The line of credit was not renewed and management expects to renew the guarantee facility which will be extended for one year under the same conditions. The guarantee facility is secured by the accounts receivables of ten of the Company’s European subsidiaries.

The Company’s weighted average interest rate in Europe during the years ended December 31, 2020, 2019 and 2018, is 4.4%, 3.5% and 3.5% respectively.

The Company has an additional credit arrangement in Sweden to provide it with up to 4,000 SEK ($490 as of December 31, 2020) in borrowings. Borrowings under the line of credit bear annual interest of 2.8% and subject to annual extension by the financial institution. The line of credit is secured by accounts receivable of the Swedish subsidiary. As of December 31, 2020 and 2019, the Company had 1,648 SEK and 1,115 SEK ($202 and $120 as of December 31, 2020 and 2019) respectively in outstanding borrowings under the line of credit facility.